Net Income per Share	12 Months Ended
Dec. 31, 2019
Net Income per Share
Net Income per Share

12. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2017, 2018 and 2019, options to purchase ordinary shares and RSUs of 4.8 million, 2.2 million and 1.0 million, respectively, as well as the number of “if converted” shares related to convertible debt of 6.8 million in 2018, were recognized as dilutive factors and included in the calculation of diluted net income per share. For the years ended December 31, 2017, 2018 and 2019, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were nil, 0.06 million and 0.44 million, respectively. For the years ended December 31, 2017 and 2019, 1.2 million and 6.8 million shares convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share respectively.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Year Ended December 31,
	2017	2018	2019
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$352,590	$571,823	$494,675
Denominator:
Weighted average ordinary shares outstanding	220,555	223,751	225,452
Basic net income per share attributable to Weibo	$1.60	$2.56	$2.19

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$352,590	$571,823	$494,675
Add: Effect on interest expenses and amortized issuance cost of convertible debt	—	15,390	—
Net income attributable to Weibo for calculating diluted net income per share	352,590	587,213	494,675
Denominator:
Weighted average ordinary shares outstanding	220,555	223,751	225,452
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	1,213	283	153
Unvested restricted share units	3,595	1,896	807
Convertible debt	—	6,753	—
Shares used in computing diluted net income per share attributable to Weibo	225,363	232,683	226,412
Diluted net income per share attributable to Weibo	$1.56	$2.52	$2.18